Document and Entity Information	Dec. 15, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 15, 2022
Entity Registrant Name	RXR ACQUISITION CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40148
Entity Tax Identification Number	86-1258996
Entity Address, Address Line One	625 RXR Plaza
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11553
City Area Code	516
Local Phone Number	506-6797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001840463
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	RXRAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	RXRA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	RXRAW
Security Exchange Name	NASDAQ